U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23482

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KEYSTONE PRIVATE INCOME FUND

(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

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Registrant’s Telephone Number, including Area Code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders

(a)

KEYSTONE PRIVATE INCOME FUND

Semi-Annual Report

For the Six Months Ended March 31, 2022
(Unaudited)

Keystone Private Income Fund

Table of Contents
For the Period Ended March 31, 2022 (Unaudited)

Schedule of Investments	2-6
Statement of Assets and Liabilities	7-8
Statement of Operations	9
Statements of Changes in Net Assets	10-11
Statement of Cash Flows	12
Financial Highlights	13-17
Notes to Financial Statements	18-26
Other Information	27-29

Keystone Private Income Fund

Schedule of Investments
March 31, 2022 (Unaudited)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4%
	Corporate Finance — 23.5%
$10,000,000	Arena Vantage SPV, LLC, 11.00%, 4/30/2024[1,2]	3/7/2022	$10,000,000	$10,000,000
12,675,767	Bigfoot Capital SPV1, LLC, 11.75%, 1/15/2024[1,2]	1/15/2021	12,675,767	12,675,767
20,000,000	FilmRise Acquisitions, LLC, 15.50%, 8/17/2022[2,2,3]	7/1/2020	20,000,000	20,000,000
11,250,000	FVP Funding I, LLC, 10.00%, 2/6/2027[1,2]	2/7/2022	11,250,000	11,250,000
15,000,000	Hall Labs, LLC, 14.50%, 2/11/2023[1,2]	8/11/2021	15,000,000	15,000,000
8,349,965	Kingbee Rentals, LLC, 15.00%, 7/21/2024[1,2]	7/22/2021	8,349,965	8,349,965
10,892,997	Onward Partners, LLC, 15.00%, 6/17/2026[1,2]	6/18/2021	10,892,997	10,892,997
2,500,000	Paradise Cruise Line Intermediate Holdings, LLC, 12.00%, 4/1/2024[1,2]	4/1/2021	2,500,000	2,500,000
12,000,000	Series KS Manscaped, 12.00%, 12/31/2024[1,2]	12/17/2021	12,000,000	12,000,000
1,192,267	Sovrn Holdings, Inc, LLC, 12.00%, 7/12/2025[1,2,5]	7/13/2021	1,192,267	1,192,267
1,029,040	Tacolicious, Inc., 9.00%, 1/20/2024[1,2,3]	1/29/2021	1,029,040	1,029,040
6,000,000	Waiehu, LLC, 14.00%, 10/27/2022[1,2]	10/14/2021	6,000,000	6,000,000
			110,890,036	110,890,036
	Equipment Leasing — 40.0%
	Accelerate360, LLC
5,795,270	14.50%, 4/1/2023[1,2]	3/11/2021	5,795,270	5,795,270
1,461,290	14.50%, 6/30/2023[1,2]	5/25/2021	1,461,290	1,461,290
	Carepoint Health Management Associates, LLC
1,941,787	14.50%, 7/1/2023[1,2]	12/2/2020	1,941,787	1,941,787
959,115	14.50%, 4/30/2022[1,2]	4/6/2021	959,115	959,115
	Carnaby Inventory I, LLC
5,000,000	14.50%, 8/31/2024[1,2]	2/23/2022	5,000,000	5,000,000
5,000,000	14.50%, 8/31/2024[1,2]	2/23/2022	5,000,000	5,000,000
5,000,000	14.50%, 9/30/2024[1,2]	3/10/2022	5,000,000	5,000,000
21,733,732	Custom Ecology, Inc., 14.50%, 6/14/2026[1,2]	6/14/2021	21,733,732	21,733,732
	Firstronic, LLC
738,094	12.00%, 11/1/2023[1,2]	10/15/2020	738,094	738,094
1,354,930	12.00%, 9/30/2024[1,2]	9/21/2021	1,354,930	1,354,930
15,906,119	FPL Food LLC, 11.00%, 12/31/2025[1,2]		15,906,119	15,906,119
	KVJ Properties, Inc.
3,301,029	14.50%, 7/1/2023[1,2]	12/4/2020	3,301,029	3,301,029
3,593,791	12.50%, 8/31/2025[1,2]	2/25/2022	3,593,791	3,593,791
	Lux Vending, LLC
1,317,897	14.50%, 12/31/2022[1,2]	8/6/2020	1,317,897	1,317,897
2,221,452	14.50%, 4/30/2023[1,2]	4/16/2021	2,221,452	2,221,452
	MC Test Service, Inc.
4,661,960	12.00%, 5/31/2024[1,2]	5/3/2021	4,661,960	4,661,960
435,875	12.00%, 1/31/2025[1,2]	1/25/2022	435,875	435,875
	Metalogic Inspection Services, LLC
221,507	14.50%, 6/1/2023[1,2]	11/9/2020	221,507	221,507

See accompanying notes to financial statements.

Keystone Private Income Fund

Schedule of Investments
March 31, 2022 (Unaudited) (continued)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Equipment Leasing — 40.0% (continued)
$404,164	14.50%, 10/1/2023[1,2]	3/15/2021	$404,164	$404,164
741,609	14.50%, 2/28/2024[1,2]	8/9/2021	741,609	741,609
	Onset Financial, Inc.
4,315,855	14.50%, 5/31/2026[1,2]	12/11/2020	4,315,855	4,315,855
14,164,694	12.50%, 9/30/2024[1,2]	9/9/2021	14,164,694	14,164,694
253,430	12.50%, 9/30/2026[1,2]	10/18/2021	253,430	253,430
	Orbital Power, Inc.
8,814,133	12.00%, 4/1/2024[1,2]	3/31/2021	8,814,133	8,814,133
4,575,375	12.00%, 7/31/2024[1,2]	8/17/2021	4,575,375	4,575,375
2,880,417	12.00%, 1/31/2024[1,2]	7/23/2021	2,880,417	2,880,417
	RK Pharma Inc.
1,515,458	14.50%, 2/28/2024[1,2]	2/2/2022	1,515,458	1,515,458
1,329,687	14.50%, 3/31/2024[1,2]	3/9/2022	1,329,687	1,329,687
	Rokstad Power (East), Inc.
4,227,266	10.50%, 3/31/2026[1,2]	3/1/2022	4,227,266	4,227,266
3,874,994	10.50%, 3/31/2026[1,2]	3/1/2022	3,874,994	3,874,994
3,185,254	Saint Jean Industries, Inc., 14.50%, 6/30/2024[1,2]	12/30/2021	4,212,360	4,212,360
5,026,815	Steelman Aviation, Inc., 14.50%, 12/31/2023[1,2]	12/13/2021	5,026,815	5,026,815
	Sun-Tech Leasing of Texas, L.P.
1,564,214	12.00%, 10/1/2025[1,2]	9/18/2020	1,564,214	1,564,214
1,602,064	12.00%, 7/31/2024[1,2]	8/25/2021	1,602,064	1,602,064
919,130	Thunderbird Field Services LLC, 14.50%, 12/31/2023[1,2]	12/14/2021	919,130	919,130
6,000,000	TrialAssure Inc., 12.00%, 9/30/2024[1,2]	3/22/3022	6,000,000	6,000,000
	Trico Products Corporation
1,283,871	14.50%, 4/1/2023[1,2]	7/23/2020	1,283,871	1,283,871
11,134,178	12.50%, 10/31/2024[1,2]	4/22/2021	11,134,178	11,134,178
22,662,895	12.50%, 10/31/2024[1,2]	4/12/2021	22,662,895	22,662,895
	Vensure Employer Services, Inc.
1,506,993	14.50%, 1/31/2024[1,2]	7/16/2021	1,506,993	1,506,993
3,172,976	14.50%, 12/1/2023[1,2]	5/18/2021	3,172,976	3,172,976
1,985,391	14.50%, 7/31/2024[1,2]	1/14/2022	1,985,391	1,985,391
			188,811,817	188,811,817
	Receivables Finance — 14.1%
11,097,297	CapitalPlus Construction Services, LLC, 12.00%, 10/1/2023[1,2]	9/2/2020	11,097,297	11,097,297
1,050,000	CapitalPlus Supply Chain Partners, LLC, 12.00%, 7/31/2024[1,2]	8/31/2021	1,050,000	1,050,000

See accompanying notes to financial statements.

Keystone Private Income Fund

Schedule of Investments
March 31, 2022 (Unaudited) (continued)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Receivables Finance — 14.1% (continued)
$2,955,328	Dallas Growth Capital and Funding, LLC, 13.00%, 2/23/2024[1,2]	2/24/2021	$2,955,328	$2,955,328
22,154,492	Deserve CC Funding II, LLC, 1 month LIBOR (1.75% floor) + 11.50%, 12/20/2022[1,2]	9/3/2020	22,154,492	22,154,492
1,475,752	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	1,475,752	1,475,752
5,271,226	Elevation Capital Group, LLC, 12.50%, 8/1/2024[1,2]	12/30/2021	5,271,226	5,271,226
4,357,259	Simply Funding SPV, LLC, 13.75%, 6/23/2023[1,2]	6/23/2021	4,357,259	4,357,259
5,383,461	Triton Credit Funding SPV, LLC, 13.00%, 2/28/2023[1,2]	9/2/2020	5,383,461	5,383,461
12,908,362	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	12,908,362	12,908,362
			66,653,177	66,653,177
	Specialty Real Estate Finance — 32.8%
6,040,000	2701 South 28th Street, L.P., 8.75% PIK, 6/28/2022[1,2]	3/24/2022	6,040,000	6,040,000
14,019,294	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	14,019,294	14,019,294
2,490,168	Bluepearl Operations, LLC, 10.00% PIK, 1/9/2023[1,2,4]	7/8/2021	2,490,168	2,490,168
1,284,058	CC Development LP Series I, LLC, 9.95% PIK, 5/18/2023[1,2,4]	11/18/2021	1,284,058	1,284,058
964,077	Chesapeake Pines VA, LLC, 12.50% PIK, 1/19/2025[1,2]	1/19/2022	964,077	964,077
2,996,000	Circolo Villas, LLC, 13.00%, 4/13/2022[1,2]	10/13/2021	2,996,000	2,996,000
6,305,333	Commons Sole Member CGC, LLC, 8.00% + 4.00% PIK, 12/31/2026[1,2,4,6]	10/1/2020	6,305,333	6,305,333
3,863,822	CP Maryland, LLC, 8.00% PIK, 2/24/2023[1,2,4]	8/20/2021	3,863,822	3,863,822
5,707,632	Draper Innovation Center, LLC, 6.25% + 6.25% PIK%, 7/31/2026[1,2,4]	7/30/2021	5,707,632	5,707,632
10,778,171	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	10,778,171	10,778,171
100,175	Endeavor Investments V, LLC, 10.50% PIK, 1/1/2027[1,2]	2/23/2022	100,175	100,175
814,259	Endeavor Investments VIII, LLC, 10.50% PIK, 1/1/2027[1,2]	2/4/2022	814,259	814,259
1,741,796	Endeavor Investments X, LLC, 10.50% PIK, 1/1/2027[1,2]	12/15/2021	1,741,796	1,741,796
3,383,274	ETV Holdings, LLC, 10.50% PIK, 7/12/2023[1,2,4]	7/14/2021	3,383,274	3,383,274
305,871	Fruition California Holdings LLC,11.49% PIK, 12/30/2023[1,2,4]	12/30/2021	305,871	305,871
2,000,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2,3]	11/18/2020	2,000,000	2,000,000
4,000,000	Gracielo at Wolf Creek Ranch, LLC, 12.50%, 12/31/2023[1,2]	2/1/2022	4,000,000	4,000,000
1,226,175	Grind Ventures, LLC, 9.65%, 10/20/2022[1,2]	10/20/2021	1,226,175	1,226,175
3,187,411	JPA 1800, LLC, 10.00% PIK, 9/1/2022[1,2,4]	8/31/2021	3,187,411	3,187,411
10,779,102	MAP Logistics Center I, LLC, 6.25% + 6.25% PIK, 10/26/2026[1,2,4]	12/27/2021	10,779,102	10,779,102
4,930,796	Meridian Hotel Holdings, LLC, 9.90% PIK, 12/20/2022[1,2,4]	6/21/2021	4,930,796	4,930,796

See accompanying notes to financial statements.

Keystone Private Income Fund

Schedule of Investments
March 31, 2022 (Unaudited) (continued)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Specialty Real Estate Finance — 32.8% (continued)
$28,000,000	MPI Group, LLC, 12.00%, 4/26/2022-6/8/2022[1,2]	5/6/2021	$28,000,000	$28,000,000
1,343,740	Olympus Pines FF Wash, LLC, 6.25% + 6.25% PIK, 6/14/2026[1,2]	7/15/2021	1,343,740	1,343,740
779,819	Pierce Street Holdings LLC, 9.75% PIK, 9/15/2023[1,2]	3/15/2022	779,819	779,819
1,469,692	RadNet Management, Inc., 9.00% PIK, 9/30/2022[1,2,4]	3/29/2021	1,469,692	1,469,692
1,242,011	SAG El Camino, LLC, 9.95% PIK, 8/11/2023[1,2]	2/11/2022	1,242,011	1,242,011
15,074,084	Shiraz I-215 Logistics Center, LLC, 6.25% + 6.25 PIK, 6/26/2022[1,2]	12/22/2021	15,074,084	15,074,084
16,940,000	Storage Cap Syracuse Erie Blvd, L.P., 8.75% PIK, 6/25/2022[1,2]	3/28/2022	16,940,000	16,940,000
3,254,960	Universal Development Group, LLC, 10.00 PIK, 1/11/2023[1,2]	1/11/2022	3,254,960	3,254,960
			155,021,720	155,021,720
	Total Private Credit		$521,376,750	$521,376,750

Number of Shares
	Warrants — 0.0%
73,274	Sovrn Holdings, Inc[2,5]		—	—

	Total Investments — 110.4%[7]			$521,376,750
	Liabilities in excess of other assets — (10.4%)			(49,108,379)
	Net Assets — 100%			$472,268,371

[1]	Restricted security. The total value of these securities is $521,376,750, which represents 110.4% of total net assets of the Fund.

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $521,376,750, which represents 110.4% of total net assets of the Fund.

[3]	This investment was made through a participation. Please see Note 2 for a description of participations.

[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

[5]	Investment made through an affiliated single purpose holding company.

[6]	Investment made through a single purpose holding company that Keystone National Group and/or one if its affiliates is a member of.

[7]	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to financial statements.

Keystone Private Income Fund

Summary of Investments*
March 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Private Credit
Equipment Leasing	40.0%
Specialty Real Estate Finance	32.8%
Corporate Finance	23.5%
Receivables Finance	14.1%
Total Private Credit	110.4%
Total Investments	110.4%
Liabilities in excess of other assets	(10.4)%
Net Assets	100.0%

* This table does not include warrants. Please see the schedule of investments for information on warrants.

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost $521,376,750)	$521,376,750
Cash	166,877
Cash held in escrow for subscriptions received in advance	35,242,955
Interest receivable	5,358,081
Prepaid expenses	2,813
Total Assets	562,147,476

Liabilities:
Payables
Proceeds from sale of subscriptions received in advance	35,242,955
Payable for shares repurchased	1,391,521
Line of credit	39,050,261
Distributions payable	10,015,948
Unearned loan origination income	2,004,357
Incentive fees payable	903,421
Management fee payable	597,284
Unearned interest reserve	361,650
Accounting and administration fees payable	103,033
Professional fees payable	68,650
Distribution and Servicing fee payable	41,991
Interest expense payable on line of credit	41,079
Transfer agent fees payable	37,380
Other accrued expenses	19,575
Total Liabilities	89,879,105

Net Assets	$472,268,371

Composition of Net Assets:
Paid-in capital	$472,268,371
Net Assets	$472,268,371

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Assets and Liabilities
March 31, 2022 (Unaudited) (continued)

Net Assets Attributable to:
Class A Shares	$3,523,562
Class D Shares	8,370,669
Class Y Shares	94,349,411
Class I Shares	43,606,706
Class Z Shares	322,418,023
$472,268,371

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, par value of $0.001):
Class A Shares	34,880
Class D Shares	82,771
Class Y Shares	931,570
Class I Shares	431,925
Class Z Shares	3,183,433
4,664,579
Net Asset Value per Share:
Class A Shares[1]	101.02
Class D Shares[1]	101.13
Class Y Shares	101.28
Class I Shares	100.96
Class Z Shares	101.28

[1]	Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 6 to the financial statements.

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Operations
For the Six Months Ended March 31, 2022 (Unaudited)

Investment Income:
Investment income	$28,786,532
PIK Income	2,453,651
Total Investment Income	31,240,183

Expenses:
Incentive fees (Note 4)	4,066,483
Management fees	3,101,154
Interest expense on line of credit	289,623
Professional fees	239,610
Accounting and administration fees	195,229
Distribution and Servicing fee (Class Y)	104,338
Distribution and Servicing fee (Class I)	29,424
Distribution and Servicing fee (Class D)	29,386
Distribution and Servicing fee (Class A)	12,587
Transfer agent fees	94,734
Investment expense	73,127
Other fees	46,129
Trustee and officer fees	34,313
Custody fees	32,037
CCO fees	24,342
Total Expenses	8,372,516
Net Investment Income	22,867,667

Net Increase in Net Assets from Operations	$22,867,667

See accompanying notes to financial statements.

Keystone Private Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Net Increase in Net Assets from:
Operations:
Net investment income	$22,867,667	$17,111,635
Net Increase in Net Assets Resulting from Operations	22,867,667	17,111,635

Distributions to Shareholders:
Distributions:
Class A	(129,069)	(109,361)
Class D	(337,345)	(72,410)
Class Y	(4,601,250)	(4,154,551)
Class I	(2,183,406)	(2,799,920)
Class Z	(15,616,594)	(9,997,484)
Net Decrease in Net Assets from Distributions to Shareholders	(22,867,664)	(17,133,726)

Capital Transactions:
Proceeds from shares sold:
Class A	1,743,000	595,500
Class D	5,881,000	2,296,000
Class Y	61,701,897	49,063,079
Class I	19,122,500	52,525,899
Class Z	71,401,926	152,235,094
Reinvestment of distributions:
Class A	46,708	38,609
Class D	98,334	33,397
Class Y	1,667,467	1,307,960
Class I	686,572	544,448
Class Z	1,841,980	185,920
Cost of shares repurchased:
Class Y	(1,016,026)	(101,280)
Class I	(4,979,286)	(251,740)
Class Z	(10,701,413)	—
Exchanges:
Class Y	(38,922,308)	—
Class I	(35,793,485)	—
Class Z	74,785,793	—
Net Increase in Net Assets from Capital Transactions	147,494,659	258,472,886

Total Net Increase in Net Assets	147,494,662	258,450,795

Net Assets
Beginning of year/period	324,773,709	66,322,914
End of year/period	$472,268,371	$324,773,709

See accompanying notes to financial statements.

Keystone Private Income Fund

Statements of Changes in Net Assets
(continued)

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Capital Share Transactions:
Shares sold:
Class A	17,254	5,882
Class D	58,153	22,696
Class Y	609,221	482,933
Class I	189,407	520,003
Class Z	704,995	1,500,701
Shares issued in reinvestment of distributions:
Class A	462	382
Class D	972	330
Class Y	16,464	12,914
Class I	6,800	5,393
Class Z	18,187	1,836
Shares redeemed:
Class Y	(10,031)	(1,000)
Class I	(49,319)	(2,493)
Class Z	(105,662)	—
Exchanges:
Class Y	(384,995)	—
Class I	(354,531)	—
Class Z	738,406	—
Net Increase in Capital Shares Outstanding	1,455,783	2,549,577

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Cash Flows
For the Six Months Ended March 31, 2022 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$22,867,667
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases	(299,477,809)
Principal reductions received	138,267,956
(Increase)/Decrease in Assets:
Interest receivable	(579,981)
Prepaid expenses and other assets	(1,688)
Increase/(Decrease) in Liabilities:
Unearned loan origination income	755,673
Interest reserve payable	(507,984)
Management fee payable	186,218
Incentive fees payable	254,285
Interest expense payable on line of credit	(33,182)
Professional fees payable	(9,866)
Transfer agent fees payable	3,498
Accounting and administration fees payable	19,485
Distribution and Servicing fee payable	13,155
Other accrued expenses	2,451
Net Cash Used in Operating Activities	(138,240,122)

Cash Flows from Financing Activities
Proceeds from subscriptions	159,850,323
Proceeds from sale of shares received in advance	11,753,036
Proceeds from line of credit	179,237,930
Payments made on line of credit	(169,620,335)
Distributions paid to shareholders, net of reinvestments	(15,424,007)
Payments for shares repurchased	(15,658,224)
Net Cash Provided by Financing Activities	150,138,723

Net increase in cash	11,898,601

Cash at beginning of year	23,511,231
Cash at end of year[1]	$35,409,832

[1]	Cash at end of year includes cash and cash held in escrow for subscriptions received in advance.

Non-cash financing activities not included herein consist of $4,341,061 of reinvested dividends.

Interest payments on line of credit were $235,614.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class A Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.02	$100.92	$100.53
Income from Investment Operations:
Net investment income[1]	5.18	8.15	1.30
Net realized and unrealized gain (loss) on investments[2]	0.01	(0.12)	0.06
Total from investment operations	5.19	8.03	1.36

Distributions to investors:
From net investment income	(5.19)	(7.93)	(0.97)
Total distributions to investors	(5.19)	(7.93)	(0.97)

Net Asset Value, end of year/period	$101.02	$101.02	$100.92

Total Return[3]	5.25%[4]	8.24%	1.35%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$3,524	$1,734	$1,100

Net expenses	4.01%[5,6]	4.96%[7]	4.25%[5,8]

Net investment income	11.28%[5,6]	8.06%[7]	8.96%[5,8]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[9]	$39,050,261	$29,432,666	$5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[9]	$13,094	$12,034	$14,265

Portfolio Turnover Rate[10]	32%[4]	53%	1%[4]

*	Commencement of offering of Class A shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]

If distribution and servicing fees of 1.00%, incentive fees of 0.99%, line of credit expenses of 0.14%, and other transaction related expenses of 0.04% had been excluded, the expense ratios would have been decreased by 2.17% for the six months ended March 31, 2022.

[7]

If distribution and servicing fees of 1.06%, incentive fees of 1.61%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.86% for the year ended September 30, 2021.

[8]

If distribution and servicing fees of 1.00%, incentive fees of 0.26%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 1.63% for the period ended September 30, 2020.

[9]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[10]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class D Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.13	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	5.23	9.08	—
Net realized and unrealized gain (loss) on investments[2]	0.02	(0.75)	—
Total from investment operations	5.25	8.33	—

Distributions to investors:
From net investment income	(5.25)	(7.20)	—
Total distributions to investors	(5.25)	(7.20)	—

Net Asset Value, end of year/period	$101.13	$101.13	$100.00

Total Return[3]	5.30%[5]	8.57%	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$8,371	$2,391	$62

Net expenses	3.93%[6,7]	4.36%[8]	0.00%[4]

Net investment income	11.37%[6,7]	8.98%[8]	0.00%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[9]	$39,050,261	$29,432,666	$5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[9]	$13,094	$12,034	$14,265

Portfolio Turnover Rate[10]	32%[5]	53%	1%[4]

*	Commencement of offering of Class D shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.

[5]	Not annualized.

[6]	Annualized, except for incentive fees.

[7]

If distribution and servicing fees of 0.90%, incentive fees of 0.99%, line of credit expenses of 0.14%, and other transaction related expenses of 0.04% had been excluded, the expense ratios would have been decreased by 2.07% for the six months ended March 31, 2022.

[8]

If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84% for the year ended September 31, 2021.

[9]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[10]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	5.59	9.12	1.37
Net realized and unrealized gain (loss) on investments[2]	—	(0.16)	0.60
Total from investment operations	5.59	8.96	1.97

Distributions to investors:
From net investment income	(5.59)	(8.26)	(1.39)
Total distributions to investors	(5.59)	(8.26)	(1.39)

Net Asset Value, end of year/period	$101.28	$101.28	$100.58

Total Return[3]	5.64%[4]	9.21%	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$94,349	$70,988	$20,726

Net expenses	3.27%[5,6]	4.12%[7]	3.43%[5,8]

Net investment income	12.07%[5,6]	9.00%[7]	6.12%[5,8]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[9]	$39,050,261	$29,432,666	$5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[9]	$13,094	$12,034	$14,265

Portfolio Turnover Rate[10]	32%[4]	53%	1%[4]

*	Commencement of operations.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]

If distribution and servicing fees of 0.25%, incentive fees of 0.99%, line of credit expenses of 0.14%, and other transaction related expenses of 0.04% had been excluded, the expense ratios would have been decreased by 2.08% for the six months ended March 31, 2022.

[7]

If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08% for the year ended September 31, 2021.

[8]

If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68% for the period ended September 30, 2020.

[9]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[10]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class I Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.96	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	5.60	9.52	1.67
Net realized and unrealized gain (loss) on investments[2]	0.02	(0.55)	(0.19)
Total from investment operations	5.62	8.97	1.48

Distributions to investors:
From net investment income	(5.62)	(8.77)	(1.25)
Total distributions to investors	(5.62)	(8.77)	(1.25)

Net Asset Value, end of year/period	$100.96	$100.96	$100.76

Total Return[3]	5.70%[4]	9.24%	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$43,607	$64,570	$11,755

Net expenses	3.17%[5,6]	3.84%[7]	3.43%[5,8]

Net investment income	12.13%[5,6]	9.42%[7]	11.35%[5,8]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[9]	$39,050,261	$29,432,666	$5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[9]	$13,094	$12,034	$14,265

Portfolio Turnover Rate[8]	32%[4]	53%	1%[4]

*	Commencement of offering of Class I shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]

If distribution and servicing fees of 0.15%, incentive fees of 0.99%, line of credit expenses of 0.14%, and other transaction related expenses of 0.04% had been excluded, the expense ratios would have been decreased by 1.32% for the six months ended March 31, 2022.

[7]

If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03% for the year ended September 31, 2021.

[8]

If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82% for the period ended September 30, 2020.

[9]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[10]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class Z Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	5.71	9.49	1.68
Net realized and unrealized gain (loss) on investments[2]	—	(0.27)	(0.21)
Total from investment operations	5.71	9.22	1.47

Distributions to investors:
From net investment income	(5.71)	(8.50)	(1.44)
Total distributions to investors	(5.71)	(8.50)	(1.44)

Net Asset Value, end of year/period	$101.28	$101.28	$100.56

Total Return[3]	5.78%[4]	9.49%	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$322,418	$185,090	$32,680

Net expenses	3.02%[5,6]	3.82%[7]	3.25%[5,8]

Net investment income	12.30%[5,6]	9.37%[7]	11.41%[5,8]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[9]	$39,050,261	$29,432,666	$5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[9]	$13,094	$12,034	$14,265

Portfolio Turnover Rate[8]	32%[4]	53%	1%[4]

*	Commencement of offering of Class Z shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]

If incentive fees of 0.99%, line of credit expenses of 0.14%, and other transaction related expense of 0.04% had been excluded, the expense ratios would have been decreased by 1.17% for the six months ended March 31, 2022.

[7]

If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expense of 0.06% had been excluded, the expense ratios would have been decreased by 1.85% for the year ended September 31, 2021.

[8]	If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66% for the period ended September 30, 2020.

[9]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[10]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited)

1. Organization

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y Class I, and Class Z Shares. “Shareholders” own Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the specific identification method for financial reporting. Interest income is recognized on the accrual basis and prepayment fees are recognized as interest income when received. Dividend income is recognized on the ex-dividend date. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan. For the six months ended March 31, 2022, the Fund accrued upfront investment income of $1,347,532, and has $2,004,375 of unearned upfront investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of the Fund’s Board of Trustees (the “Board”). Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Fund’s registration statement, the costs of

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

preparing, reviewing and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The Investment Manager has paid all organizational and offering costs for the Fund.

Cash Escrow

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with UMB Bank, n.a., the Fund’s escrow agent and are restricted for use otherwise. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2022.

Distributions to Shareholders

The Fund accrues distributions monthly and pay distributions quarterly to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time. To the extent that any portion of the Fund’s quarterly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such Shareholders invested. Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Repurchase Offers

The Fund provides limited liquidity to Shareholders by making quarterly offers to repurchase a certain percentage of its outstanding Shares at NAV. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders and generally are funded from available cash. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Loan Agreement, as amended (the “Revolving Loan Agreement”) to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

The Revolving Loan Agreement has maximum credit available of $45,000,000 with a maturity date of April 9, 2024. Effective April 1, 2022, the maximum credit available to the Fund under the Revolving Loan Agreement was increased to $50,000,000. For the six months ended March 31, 2022, the average balance outstanding and weighted average interest rate were $16,807,238 and 4.00%, respectively. For the six months ended March 31, 2022, the Fund accrued and paid interest expense of $302,350, and $235,616, respectively. As of March 31, 2022, the Fund has an outstanding line of credit balance of $39,050,261. The maximum the Fund borrowed was $39,050,261 on March 28, 2022 through March 31, 2022.

Participations

The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Pandemic Risk

Continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

in the market-place, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its Investment Manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of these efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID- 19 are becoming more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Russia-Ukraine Conflict Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Investment Manager is entitled to a fee consisting of two components – a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). The Investment Management Fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund’s net assets before management fees for the current month. The Investment Management Fee is paid out of the Fund’s assets. Such fees are paid to the Investment Manager before giving effect to any repurchase of Shares effective as of that date and decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

4. Investment Advisory and Other Agreements (continued)

Effective January 1, 2021, the Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Prior to January 1, 2021, the Incentive Fee was calculated quarterly. The Incentive Fee is equal to 15.0% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar month end of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month end by the amount of the net profits of the Fund for the month. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15.0% on all of the Fund’s net profits when the Fund’s net profits reach 0.68627451% of net assets in any calendar month 8.24% annualized). For the six months ended March 31, 2022, the Fund incurred $4,066,483 in incentive fees.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding any taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, expenses incurred in connection with any merger or reorganization, Distribution and Servicing Fees and extraordinary expenses) does not exceed 3.00% of the average daily net assets of any Class of Shares (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the average daily net assets of each Class of Shares.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement had an initial one-year term, which ended on February 2, 2021, and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. For the six months ended March 31, 2022 the Fund did not waive any expenses. As of March 31, 2022, there were no expenses reimbursable to the Investment Manager.

UMB Distribution Services, LLC serves as the Fund’s placement agent (the “Placement Agent”); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended March 31, 2022, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

A trustee and certain officers of the Fund are employees of UMBFS or the Investment Manager. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator or Investment Manager. For the six months ended March 31, 2022, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2022 are reported on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares, Class D Shares, Class Y Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund may pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares, up to 0.90% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares, up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class Y Shares, and up to 0.15% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. For

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

4. Investment Advisory and Other Agreements (continued)

purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Therefore, it is possible the Distribution and Servicing Fee rate on the Financial Highlights may show a rate above the contractual limit. Class Z Shares are not subject to the Distribution and Service Plan.

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$521,376,750	$521,376,750
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$521,376,750	$521,376,750

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended March 31, 2022:

Private Credit
Balance as of October 1, 2021	$360,166,897
Transfers In	—
Transfers Out	—
Purchases	299,477,809
Sales	—
Principal reductions received	(138,267,956)
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Balance as of March 31, 2022	$521,376,750

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$521,376,750	Cost	Price	N/A

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase may be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.

For the six months ended March 31, 2022, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

7. Federal Income Taxes

At March 31, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$521,376,750
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/depreciation on investments	$—

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2022 (Unaudited) (continued)

7. Federal Income Taxes (continued)

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,913,349
Undistributed long-term capital gains	—
Distributions Payable	(6,913,352)
Unrealized appreciation on investments	—
Total accumulated deficit	$(3)

The tax character of distributions paid during the period ended September 30, 2021 and September 30, 2020 was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$10,766,820	$80,594
Net long-term capital gains	—	—
Total distributions paid	$10,766,820	$80,594

The difference in the amount of distributions against the Statements of Changes in Net Assets relates to the timing of certain distributions being reported on a cash basis for tax purposes. At September 30, 2021, there were $6,913,352 of distributions payable that will be considered paid in the tax year ending September 30, 2022 for tax purposes.

8. Investment Transactions

For the six months ended March 31, 2022, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $299,477,809 and $138,267,956, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Keystone Private Income Fund

Other Information
March 31, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at
www.sec.gov or by calling the Fund at 1-888-442-4420.

Keystone Private Income Fund

Other Information
March 31, 2022 (Unaudited) (continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-779-1999

Keystone Private Income Fund

Other Information
March 31, 2022 (Unaudited) (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Keystone National Group, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Investment Manager

Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
www.keystonenational.com

Custodian Bank

UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 11.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Keystone Private Income Fund

By (Signature and Title)	/s/John Earl
John Earl, President
(Principal Executive Officer)

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/John Earl
John Earl, President
(Principal Executive Officer)

Date	June 9, 2022

By (Signature and Title)	/s/Brad Allen
Brad Allen, Treasurer
(Principal Financial Officer)

Date	June 9, 2022